BUSINESS COMBINATION (Details Textual) - Edge Learning Centers [Member] ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 01, 2017 CNY (¥) shares	Nov. 01, 2017 USD ($) shares	Dec. 31, 2017	Nov. 01, 2017 USD ($)
Business Acquisition, Percentage of Voting Interests Acquired	100.00%			100.00%
Business Combination, Consideration Transferred, Liabilities Incurred	¥ 16,769	$ 2,540
Stock Issued During Period, Shares, Acquisitions	216,021	216,021
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	¥ 9,211	$ 1,395
Business Combination, Goodwill Recognized, Description			Included in the goodwill of RMB30,261(US$4,651) recognized above is the expected synergies from combining operations of the Acquiree and the Group which does not qualify for separate recognition. None of the goodwill recognized is expected to be deductible for income tax purposes.
Business Acquisition, Transaction Costs	¥ 889			$ 137